SHARE-BASED COMPENSATION - Warrants Valuation (Details) - Warrants - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Weighted-Average Risk-Free Annual Interest Rate	0.07%	3.42%
Weighted-Average Expected Annual Dividend Yield	0.00%	0.00%
Weighted-Average Expected Stock Price Volatility	2.07%	103.70%
Weighted-Average Expected Life in Years	1 month 6 days	5 years
Weighted-Average Estimated Forfeiture Rate	0.00%	0.00%
Weighted-average fair value of warrants granted (in dollar per share)	$ 3.1	$ 1.83
Weighted-average remaining contractual life	2 years 9 months 18 days	3 years 7 months 6 days